Income Taxes Disclosure: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Details
Net loss	$ (189,336)	$ (303,488)	$ (390,538)	$ (548,775)	$ (1,092,698)	$ (905,981)
Statutory tax rate					21.00%	21.00%
Expected recovery of income taxes					$ (229,466)	$ (190,256)
Permanent differences					(11,534)	27,256
Effect of foreign exchange on tax rate					(4,000)	0
Change in valuation allowance					$ 245,000	$ 163,000